Supplement to the
Fidelity Advisor Asset Manager® Funds
Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85%
Class A, Class M, Class C, Class I, and Class Z
November 29, 2022
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of each fund.
The following information replaces similar information for each fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of each fund, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of each fund, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
AAR-PSTK-1123-127 1.885797.127	November 1, 2023
Supplement to the
Fidelity Asset Manager® Funds
Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70%, and Fidelity Asset Manager® 85%
November 29, 2022
Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of each fund.
The following information replaces similar information for each fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury is Co-Portfolio Manager of each fund, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Hazrachoudhury has worked as a quantitative analyst and portfolio manager.
Katherine Shaw is Co-Portfolio Manager of each fund, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a sector leader and portfolio manager.
AR-PSTK-1123-115 1.899421.115	November 1, 2023